Document And Entity Information	12 Months Ended
May 31, 2011
Document And Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	May 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	New Oriental Education & Technology Group Inc.
Entity Central Index Key	0001372920
Current Fiscal Year End Date	--05-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	158,379,387

Consolidated Balance Sheets (USD $) In Thousands	May 31, 2011	May 31, 2010
ASSETS
Cash and cash equivalents	$ 317,260	$ 281,104
Restricted cash	3,374	582
Term deposits	152,680	137,905
Short term investments	143,704
Accounts receivable, net of allowance of US $69 and US $60 for 2010 and 2011, respectively	1,655	1,922
Inventory	18,011	17,163
Deferred tax assets	5,337	2,982
Prepaid expenses and other current assets, net	33,248	22,156
Total current assets	675,269	463,814
Property and equipment, net	160,421	118,118
Land use rights, net	3,502	3,403
Amounts due from related parties		396
Long term deposit	7,826	3,664
Long term prepaid rent	2,789	1,851
Deferred tax assets, non-current	997	1,567
Intangible assets	4,976	787
Goodwill	7,588	2,818
Long term investment	2	2
Total assets	863,370	596,420
LIABILITIES AND EQUITY
Accounts payable (including accounts payable of the consolidated variable interest entity ("VIE") without recourse to Beijing New Oriental Education & Technology (Group) Co., Ltd., ("New Oriental China") of US $11,001 and US $9,416 as of May 31,2010 and 2011, respectively)	9,518	11,038
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to New Oriental China of US $40,904 and US $67,971 as of May 31,2010 and 2011, respectively)	77,002	44,838
Income taxes payable (including income taxes payable of the consolidated VIE without recourse to New Oriental China of US $5,640 and US $7,050 as of May 31,2010 and 2011, respectively)	7,163	5,750
Amounts due to related parties (including amounts due to related parties of the consolidated VIE without recourse New Oriental China of US $14 and US $ nil as of May 31, 2010 and 2011, respectively)		14
Deferred revenue (including deferred revenue of the consolidated VIE without recourse to New Oriental China of US $106,619 and US $192,481 as of May 31,2010 and 2011, respectively)	194,317	107,065
Total current liabilities	288,000	168,705
Deferred tax liabilities, non-current (including deferred tax liabilities, non current without recourse to New Oriental China of US $137 and US $1,081 as of May 31,2010 and 2011, respectively)	1,147	137
Total liabilities	289,147	168,842
Commitments (Note 19)
Equity
Common shares (US $0.01 par value; 300,000,000 shares authorized as of May 31, 2010 and 2011, respectively; 155,379,387 and 158,379,387 shares issued and outstanding as of May 31, 2010 and 2011, respectively)	1,540	1,518
Additional paid-in capital	186,585	164,975
Statutory reserves	16,104	13,007
Retained earnings	323,432	224,755
Accumulated other comprehensive income	46,562	23,312
Total New Oriental Education & Technology Group Inc. shareholders' equity	574,223	427,567
Noncontrolling interest		11
Total equity	574,223	427,578
Total liabilities and equity	$ 863,370	$ 596,420

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	12 Months Ended
	May 31, 2011	May 31, 2010
Consolidated Balance Sheets
Accounts receivable, allowance	$ 60	$ 69
Accounts payable, consolidated VIE without recourse	9,416	11,001
Accrued expenses and other current liabilities, consolidated VIE without recourse	67,971	40,904
Income taxes payable, consolidated VIE without recourse	7,050	5,640
Amounts due to related parties, consolidated VIE without recourse		14
Deferred revenue, consolidated VIE without recourse	192,481	106,619
Deferred tax liabilities, noncurrent without recourse	$ 1,081	$ 137
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	155,379,387
Common stock, shares outstanding	158,379,387	155,379,387

Consolidated Statements Of Operations (USD $) In Thousands, except Share data	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
NET REVENUES
Educational programs and services	$ 508,439	$ 352,857	$ 266,389
Books and others	49,433	33,450	26,178
Total net revenues	557,872	386,307	292,567
Operating costs and expenses
Cost of revenues	(222,625)	(147,261)	(112,011)
Selling and marketing	(82,797)	(58,396)	(38,947)
General and administrative	(155,412)	(103,336)	(80,689)
Loss on disposal of subsidiaries	(1,537)
Total operating costs and expenses	(462,371)	(308,993)	(231,647)
OPERATING INCOME	95,501	77,314	60,920
OTHER INCOME (EXPENSE), NET
Interest income	13,017	6,474	6,599
Miscellaneous income (expense), net	1,257	(252)	590
Income before provisions for income taxes and noncontrolling interest	109,775	83,536	68,109
Provision for income taxes:
Current	(9,390)	(7,845)	(8,399)
Deferred	1,154	1,871	1,143
Provision for income taxes	(8,236)	(5,974)	(7,256)
Net income	101,539	77,562	60,853
Add: Net loss attributable to noncontrolling interest	235	227	163
Net income attributable to New Oriental Education & Technology Group Inc.	101,774	77,789	61,016
Net income per share attributable to New Oriental Education & Technology Group Inc. - basic (Note 17)	$ 0.66	$ 0.52	$ 0.41
Net income per share attributable to New Oriental Education & Technology Group Inc. - diluted (Note 17)	$ 0.65	$ 0.5	$ 0.4
Weighted average shares used in calculating basic net income per share	153,253,065	150,952,249	149,090,088
Weighted average shares used in calculating diluted net income per share	156,071,833	154,831,633	153,528,383
Share-based compensation expense included in:
Share-based compensation expense	15,045	16,183	16,750
Cost Of Revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense	900	657	316
Selling And Marketing [Member]
Share-based compensation expense included in:
Share-based compensation expense		117	225
General And Administrative [Member]
Share-based compensation expense included in:
Share-based compensation expense	$ 14,145	$ 15,409	$ 16,209

Consolidated Statements Of Changes In Equity And Comprehensive Income (USD $) In Thousands, except Share data	Common Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earning [Member]	Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]	Noncontrolling Interest [Member]	Total Comprehensive Income [Member]	Total
Balance at May. 31, 2008	$ 1,503	$ 177,794	$ 20,426	$ 10,448	$ 88,509	$ 298,680	$ 177		$ 298,857
Balance, shares at May. 31, 2008	152,197,907
Common shares converted to ADS shares for future exercises of share options or non-vested equity shares (note 1)	3,000,000
Issuance of ADS shares for the exercises of employee share options (note 1)	13	5,308				5,321			5,321
The vesting of non-vested equity shares	6	(6)
Shares repurchase (note 1)	(22)	(33,498)				(33,520)			(33,520)
Shares repurchase (note 1), shares	(2,193,200)
Share-based compensation expense		16,750				16,750			16,750
Waived rental expense by noncontrolling shareholder		22				22			22
Transfer to statutory reserves				2,423	(2,423)
Noncontrolling interest							224		224
Comprehensive income:
Net income					61,016	61,016	(163)	60,853	60,853
Foreign currency translation adjustment			2,977			2,977		2,977	2,977
Total comprehensive income								63,830
Balance at May. 31, 2009	1,500	166,370	23,403	12,871	147,102	351,246	238		351,484
Balance, shares at May. 31, 2009	153,004,707
Common shares converted to ADS shares for future exercises of share options or non-vested equity shares (note 1)	4,000,000
Issuance of ADS shares for the exercises of employee share options (note 1)	28	12,408				12,436			12,436
The vesting of non-vested equity shares	6	(6)
Shares repurchase (note 1)	(16)	(29,980)				(29,996)			(29,996)
Shares repurchase (note 1), shares	(1,625,320)
Share-based compensation expense		16,183				16,183			16,183
Transfer to statutory reserves				136	(136)
Comprehensive income:
Net income					77,789	77,789	(227)	77,562	77,562
Foreign currency translation adjustment			(91)			(91)		(91)	(91)
Total comprehensive income								77,471
Balance at May. 31, 2010	1,518	164,975	23,312	13,007	224,755	427,567	11		427,578
Balance, shares at May. 31, 2010	155,379,387								155,379,387
Common shares converted to ADS shares for future exercises of share options or non-vested equity shares (note 1)	3,000,000
Issuance of ADS shares for the exercises of employee share options (note 1)	13	6,574				6,587			6,587
The vesting of non-vested equity shares	9	(9)
Shares repurchase (note 1)		15,045				15,045			15,045
Share-based compensation expense									15,045
Transfer to statutory reserves				3,097	(3,097)
Noncontrolling interest							224		224
Comprehensive income:
Net income					101,774	101,774	(235)	101,539	101,539
Foreign currency translation adjustment			23,250			23,250		23,250	23,250
Total comprehensive income								124,789
Balance at May. 31, 2011	$ 1,540	$ 186,585	$ 46,562	$ 16,104	$ 323,432	$ 574,223			$ 574,223
Balance, shares at May. 31, 2011	158,379,387								158,379,387

Consolidated Statements Of Cash Flows (USD $) In Thousands	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Cash flows from operating activities
Net income	$ 101,539	$ 77,562	$ 60,853
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization of property and equipment	16,407	12,190	10,362
Amortization of intangible assets	529	79	159
Amortization of land use rights	83	81	81
Loss on disposal of property and equipment	431	214	14
Impairment of goodwill		76
Loss on disposal of subsidiaries	1,537
Share-based compensation expense	15,045	16,183	16,750
Allowance for doubtful accounts	55	27	17
Write off of the amount due from related parties	406
Waived rental expense by noncontrolling shareholder			22
Deferred income taxes	(1,154)	(1,871)	(1,143)
Changes in operating assets and liabilities
Accounts receivables	314	(410)	(661)
Prepaid expenses and other current assets	(10,012)	(7,953)	(387)
Inventory	91	(1,982)	(4,309)
Long term deposit	(3,859)	(1,645)	(2,017)
Long term prepaid rent	(816)	(521)	(1,328)
Accounts payable	(2,068)	1,746	2,141
Accrued expenses and other current liabilities	19,749	13,857	1,136
Income taxes payable	929	2,023	910
Deferred revenue	76,627	32,322	14,568
Amounts due to related parties	(14)	(88)	14
Net cash provided by operating activities	215,819	141,890	97,182
Cash flows from investing activities
Restricted cash paid for establishing new school subsidiaries	(2,687)	(43)	(29)
Bank deposits maturing over three months	(7,092)	(78,108)	(6,012)
Purchase of short term investments	(139,903)
Purchase of Newave, net of cash acquired of US $72	(1,720)
Purchase of property and equipment	(49,138)	(19,558)	(15,998)
Proceeds from disposal of property and equipment	1,714	333	247
Purchase of intangible assets	(415)
Proceeds received from disposal of Mingshitang	150
Proceeds received from disposal of Beijing Tomorrow Oriental Technology Co., Ltd. ("Tomorrow Oriental")	1,127
Net cash used in investing activities	(198,152)	(97,925)	(22,262)
Cash flows from financing activities
Proceeds from issuance of common share upon exercise of share option	6,432	12,446	5,322
Cash paid for shares repurchased		(29,996)	(35,455)
Proceeds from changes in amount due to related parties			8
Net cash used in financing activities	6,432	(17,550)	(30,125)
Effects of exchange rate changes	12,057	(83)	1,537
Net change in cash and cash equivalents	36,156	26,332	46,332
Cash and cash equivalents at beginning of year	281,104	254,772	208,440
Cash and cash equivalents at end of year	317,260	281,104	254,772
Supplement disclosure of cash flow information
Income taxes paid	7,977	5,823	7,426
Non-cash investing and financing activities:
Payable for purchase of property and equipment	7,475	3,374	1,817
Payable for acquisition of Tongwen	193	183	550
Payable for acquisition of Newave	4,243
Mingshitang [Member]
Cash flows from investing activities
Purchase of business, net of cash acquired and deposit paid in previous year			43
Tongwen [Member]
Cash flows from investing activities
Purchase of business, net of cash acquired and deposit paid in previous year	$ (188)	$ (549)	$ (513)

Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands	May 31, 2011
Purchase of Newave [Member]
Purchase of business, cash acquired	$ 72
Purchase Of Tongwen [Member]
Purchase of business, cash acquired	$ 402

Organization And Principal Activities	12 Months Ended
May 31, 2011
Organization And Principal Activities
Organization And Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

New Oriental China was established on August 2, 2001. New Oriental China and its subsidiaries primarily conduct their businesses in the People's Republic of China (the "PRC").

On August 18, 2004, the shareholder group of New Oriental China established New Oriental Education & Technology Group Inc. (the "Company") under the laws of the British Virgin Islands with 100,000,000 common shares. On January 25, 2006, the Company changed its corporate domicile to the Cayman Islands. The Company, its subsidiaries, its VIE, New Oriental China, and the VIE's subsidiaries are collectively referred to as the "Group", hereinafter.

The Group provides high quality training programs including English and other foreign language training and non-degree seeking vocational training to Chinese students. The Group also operates full-curriculum primary and secondary boarding schools. Products and services offerings of the Group also include book publishing, on-line education, career and study-aboard advisory services, kindergarten and educational contents distribution.

In September 2006, the Company and certain selling shareholders of the Company completed an initial public offering ("IPO") of 34,500,000 American depositary shares ("ADSs") representing 34,500,000 of the Company's common shares. Immediately following the completion of the IPO, the Company's memorandum of association was amended and restated to increase the Company's total authorized share capital to 300,000,000 common shares at a par value of US $0.01 per common share.

In February 2007, the Company and certain selling shareholders of the Company completed an additional public offering where 2,393,596 ADSs representing 2,393,596 common shares were issued.

As of May 31, 2011, 158,379,387 ADSs representing 158,379,387 common shares were issued and outstanding. On August 18, 2011, the Company effected a change in the conversion ratio of ADSs to common shares from one ADS representing four common shares to one ADS representing one common share. The effect of such change has been retroactively reflected in consolidated financial statements.

In February 2008, the Company approved a share repurchase program authorizing the repurchase of up to 4,000,000 ADSs representing 4,000,000 common shares during the period from February 25, 2008 to December 31, 2008. As of May 31, 2009, 4,000,000 ADSs representing 4,000,000 common shares had been repurchased and retired as part of the program, of which 2,193,200 ADSs representing 2,193,200 common shares were repurchased and retired during the year ended May 31, 2009.

In July 2009, the Company authorized the repurchase of up to US $30 million of ADSs during the period from August 5, 2009 through December 31, 2009. As of May 31, 2010, 1,625,320 ADSs representing 1,625,320 common shares had been repurchased and retired.

As of May 31, 2011, details of the Company's subsidiaries and VIE and its subsidiaries were as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of control	Principal activity
Subsidiaries of the Company:
Beijing Decision Education & Consulting Company Limited ("Beijing Decision")	April 20, 2005	PRC	100%	Educational Information system and other consulting services
Beijing Judgment Education & Company Limited ("Beijing Judgment")	April 20, 2005	PRC	100%	Educational consulting and investing activities
Beijing Hewstone Technology Company Limited ("Beijing Hewstone")	April 20, 2005	PRC	100%	Educational software development and distribution and other consulting services
Beijing Pioneer Technology Company Limited ("Beijing Pioneer")	January 8, 2009	PRC	100%	Educational software development and distribution and other consulting services
Beijing Boost Caring Education & Consulting Company Limited ("Beijing Boost Caring")	March 25, 2010	PRC	100%	Educational consulting and software development
Shanghai Smart Words Software Technology Company Limited ("Shanghai Smart Words")	December 8, 2010	PRC	100%	Educational consulting and software development
Beijing New Oriental Stars Education & Consulting Co., Ltd ("Stars")	July 11, 2007	PRC	100%	Kindergarten
Beijing Chao Yang District Kindergarten of Stars ("ChaoYang Kindergarten")	September 9, 2007	PRC	100%	Kindergarten
Nanjing Yuhuatai District Kindergarten of Stars ("Nanjing Kindergarten")	April 10, 2009	PRC	100%	Kindergarten
Elite Concept Holdings Limited	December 3, 2007	Hong Kong	100%	Educational Consulting
Winner Park Limited	December 9, 2008	Hong Kong	100%	Educational Consulting
Smart Shine International Limited	December 9, 2008	Hong Kong	100%	Educational Consulting
VIE of the Company:
New Oriental China	August 2, 2001	PRC	100%	Education consulting, software development and distributions and other services
Subsidiaries of New Oriental China:
Beijing Haidian District Privately-Funded New Oriental School	October 5, 1993	PRC	100%	Language and post-secondary education
Shanghai Yangpu District New Oriental Advanced Study School	June 1, 2000	PRC	100%	Language education
Guangzhou Haizhu District Privately-Funded New Oriental Training School	September 8, 2000	PRC	100%	Language education

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of control	Principal activity
Wuhan New Oriental Training School	April 24, 2002	PRC	100%	Language education
Tianjin New Oriental Training School	August 21, 2002	PRC	100%	Language education
Xi'an Yanta District New Oriental School	November 26, 2002	PRC	100%	Language education
Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	100%	Language education
Subsidiaries of New Oriental China:
Shenzhen New Oriental Training School	October 15, 2003	PRC	100%	Language education
Shenyang New Oriental Foreign Language Training School	June 18, 2003	PRC	100%	Language education
Chongqing New Oriental Training School	August 15, 2003	PRC	100%	Language education
Chengdu New Oriental School	August 18, 2003	PRC	100%	Language education
Xiangfan New Oriental Training School	October 26, 2004	PRC	100%	Language education
Changsha Furong District New Oriental Training School	May 25, 2005	PRC	100%	Language education
Jinan New Oriental School	May 31, 2005	PRC	100%	Language education
Taiyuan Oriental Training School	April 20, 2005	PRC	100%	Language education
Ha'er Bin Nangang District Oriental Training School	May 20, 2005	PRC	100%	Language education
Changchun Oriental Training School	July 26, 2005	PRC	100%	Language education
Hangzhou Oriental Training School	July 21, 2005	PRC	100%	Language education
Zhengzhou Oriental Training School	July 19, 2005	PRC	100%	Language education
Zhuzhou New Oriental Training School	April 30, 2006	PRC	100%	Language education
Shijiazhuang New Oriental Training School	April 3, 2006	PRC	100%	Language education
Suzhou New Oriental Training School	April 26, 2006	PRC	100%	Language education
Anshan New Oriental Training School	June 13, 2006	PRC	100%	Language education
Hefei New Oriental Foreign Language Training School	June 13, 2006	PRC	100%	Language education
Kunming Xishan New Oriental School	June 13, 2006	PRC	100%	Language education
Foshan Chancheng District New Oriental Training School	July 14, 2006	PRC	100%	Language education
Wuxi New Oriental Training School	August 14, 2006	PRC	100%	Language education
Fuzhou Gulou District New Oriental Training School	September 1, 2006	PRC	100%	Language education
Beijing New Oriental North Star Training School	September 26, 2006	PRC	100%	Language education
Nanchang Donghu District New Oriental Language School	March 16, 2007	PRC	100%	Language education
Yichang Wujiagang District Yichang New Oriental School	January 1, 2006	PRC	100%	Language education
Jingzhou New Oriental Training School	April 10, 2007	PRC	100%	Language education
Dalian New Oriental Training School	June 12, 2007	PRC	100%	Language education
Huangshi New Oriental Training School	March 17, 2008	PRC	100%	Language education

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of control	Principal activity
Ningbo New Oriental School	April 16, 2008	PRC	100%	Language education
Lanzhou Chenguan District New Oriental School	March 19, 2008	PRC	100%	Language education
Subsidiaries of New Oriental China:
Xiamen Siming District New Oriental School	July 8, 2008	PRC	100%	Language education
Qingdao New Oriental School	August 5, 2008	PRC	100%	Language education
Nanning New Oriental School	September 18, 2008	PRC	100%	Language education
Xuzhou New Oriental School	March 31, 2009	PRC	100%	Language education
Xiangtan Yuhu District New Oriental School	July 5, 2010	PRC	100%	Language education
Zhenjiang New Oriental School	August 3, 2010	PRC	100%	Language education
Luoyang New Oriental School	November 25, 2010	PRC	100%	Language education
Nantong Chongchuan District New Oriental School	December 28, 2010	PRC	100%	Language education
Jilin Chuanying District New Oriental School	March 17, 2011	PRC	100%	Language education
Guiyang Yunyan District New Oriental School	March 21, 2011	PRC	100%	Language education
Inner Mongolia Hohhot New Oriental School	April 2, 2011	PRC	100%	Language education
Shanghai Huangpu District Newave Education Training Center ("Newave")	October 1, 2007	PRC	100%	Language education
Changchun Tongwen Gaokao Training Education School	October 8, 2008	PRC	100%	College admission examination training
Changchun Tongwen High School	September 10, 2008	PRC	100%	Primary secondary school education
Beijing New Oriental Yangzhou Foreign Language School	June 6, 2002	PRC	100%	Primary secondary school education
Beijing Changping New Oriental Foreign Language School	July 26, 2010	PRC	100%	Primary secondary school education
Beijing New Oriental Dogwood Cultural Communications Co., Ltd.	May 16, 2003	PRC	100%	Sales of educational materials and products.
Beijing New Oriental Dogwood, Bookstore, Audio & Video Co., Ltd.	March 2, 2004	PRC	100%	Sales of educational materials and products.
Chengdu New Oriental Dogwood Bookstore Products Co., Ltd.	January 18, 2004	PRC	100%	Sales of educational materials and products.
Chongqing New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	February 25, 2004	PRC	100%	Sales of educational materials and products.
Shenyang new Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 18, 2003	PRC	100%	Sales of educational materials and products.
Guangzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 11, 2003	PRC	100%	Sales of educational materials and products.
Wuhan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 16, 2003	PRC	100%	Sales of educational materials and products.
Xi'an New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	June 3, 2003	PRC	100%	Sales of educational materials and products.

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of control	Principal activity
Subsidiaries of New Oriental China:
Shanghai New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 28, 2003	PRC	100%	Sales of educational materials and products.
Nanjing New Oriental Dogwood Bookstore Products Co., Ltd.	April 21, 2003	PRC	100%	Sales of educational materials and products.
Tianjin New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 15, 2003	PRC	100%	Sales of educational materials and products.
Changchun New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	October 8, 2005	PRC	100%	Sales of educational materials and products.
Changsha New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	April 3, 2006	PRC	100%	Sales of educational materials and products
Ha'er Bin New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	March 13, 2006	PRC	100%	Sales of educational materials and products.
Taiyuan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	July 12, 2006	PRC	100%	Sales of educational materials and products
Zhengzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	August 8, 2006	PRC	100%	Sales of educational materials and products
Hefei Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 22, 2006	PRC	100%	Sales of educational materials and products
Fuzhou Gulou District Dogwood Bookstore & Audio-Visual Products Co., Ltd	August 26, 2009	PRC	100%	Sales of educational materials and products
Hangzhou Dogwood Bookstore Products Co., Ltd	July 25, 2007	PRC	100%	Sales of educational materials and products
Nanchang Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 14, 2007	PRC	100%	Sales of educational materials and products
Kunming Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 21, 2007	PRC	100%	Sales of educational materials and products
Dalian New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	March 25, 2008	PRC	100%	Sales of educational materials and products
Jinan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	April 7, 2008	PRC	100%	Sales of educational materials and products
Lanzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	October 28, 2008	PRC	100%	Sales of educational materials and products
Shijiazhuang New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2009	PRC	100%	Sales of educational materials and products
Ningbo Haishu New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	May 31, 2010	PRC	100%	Sales of educational materials and products
Suzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	June 1, 2010	PRC	100%	Sales of educational materials and products

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of control	Principal activity
Subsidiaries of New Oriental China:
Qingdao New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2010	PRC	100%	Sales of educational materials and products
Xuzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 29, 2010	PRC	100%	Sales of educational materials and products
Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	100%	Consulting
Shanghai Vision Overseas Consulting Co., Ltd.	June 26, 2009	PRC	100%	Consulting
Shanghai Vision Overseas Service Co., Ltd.	March 24, 2011	PRC	100%	Consulting
Beijing New Oriental Dogwood Advertisement Co., Ltd. ("Dogwood Advertisement") (Note (i))	January 20, 2004	PRC	100%	Advertising
Beijing New Oriental Xuncheng Network Technology Co., Ltd. ("Xuncheng") (Note (i))	March 11, 2005	PRC	100%	On-line education

Note:

(i)	Dogwood Advertisement and Xuncheng were established by New Oriental China and their respective nominee owners. Prior to May 31, 2007 and according to the agreement signed between New Oriental China and these nominee owners, these nominee owners do not have any controlling or financial interest in these two entities, including no rights to receive dividends or other distributions, no voting rights, and no other rights or benefits associated with their ownership interest. In December 2007, these nominee owners had transferred all of their interests in these entities to New Oriental China for cash considerations of US $14. Accordingly, as of May 31, 2008, these two entities became wholly-owned subsidiaries of New Oriental China.

The VIE arrangements

Regulations of the PRC restrict direct foreign ownership of business entities providing educational services in the PRC where certain licenses are required. To comply with the PRC laws and regulations, the Company provides a significant portion of its services in China through its VIE, New Oriental China, for which the Company is the primary beneficiary. The Company, through its wholly foreign owned subsidiaries ("WFOEs") in China, entered into exclusive technical and other services agreements with New Oriental China in April 2005, under which the Company provides technical and other services to New Oriental China and its subsidiaries in exchange for significantly all of the net income of New Oriental China and its subsidiaries. As collateral to ensure New Oriental China and its subsidiaries' payments under the Service Agreements, the shareholders of New Oriental China and its subsidiaries, through an equity pledge agreement dated April 2005, pledged all of their rights and interests in New Oriental China and its subsidiaries, including voting rights and dividend rights, to the Company. In addition, the shareholders of New Oriental China, through an exclusive option agreement, granted to the Company an exclusive, irrevocable and unconditional right to purchase part or all of the equity interests in New Oriental China and its subsidiaries when the purchase becomes permissible under the relevant PRC Law.

Agreements that transfer economic benefits to the WFOEs and provide WFOEs effective control over VIE

Trademark License Agreements. Pursuant to the trademark license agreement dated May 13, 2006 between the WFOEs as the licensors and VIE as the licensee, the WFOEs have licensed their trademarks to VIE for their use in China. The WFOEs have also allowed VIE to enter into a sub-license agreement with each subsidiary of VIE and each New Oriental school pursuant to which each of these subsidiaries and schools may use the WFOEs' trademarks in China by paying certain licensing fees. VIE is authorized to collect the licensing fees from each sub-licensee and handle other related matters. The term of each of these license and sublicense agreements is five to ten years from its signing date.

New Enrollment System Development Service Agreements. Pursuant to the new enrollment system development service agreements dated as of April 25, 2005 and their respective supplements entered into on January 1, 2006 between Beijing Decision and certain New Oriental schools, Beijing Decision agreed to provide new enrollment system development and regular maintenance services to each of these New Oriental schools for a fee calculated based upon the number of new enrollments each month, subject to quarterly adjustments. The new enrollment system in these agreements refers to the new enrollment system designed and created by Beijing Decision. In addition, Beijing Hewstone, Beijing Pioneer and Shanghai Smart Words have been selling various self-developed educational software to various New Oriental Schools, which are in turn included as part of the course materials for students enrolling in relevant courses.

Equity Pledge Agreement. Pursuant to the equity pledge agreements dated as of May 25, 2006 among VIE, the shareholders of VIE, Beijing Hewstone and Beijing Decision, each shareholder of VIE agreed to pledge his or its equity interests in VIE to Beijing Hewstone and Beijing Decision to secure the performance of VIE's or its subsidiaries' obligations under the relevant principal agreements, including certain teaching support agreements, new enrollment system development service agreements, website development and use agreements, and trademark license agreements, and each of them has agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on his or its equity interests in VIE without the prior written consent of Beijing Decision. The VIE has also agreed to accept the policies and guidance provided by the Beijing Hewstone and Beijing Decision from time to time relating to employment (in the sense that the VIE must designate the candidates nominated by Beijing Hewstone and Beijing Decision to be the directors on its board of directors, and must appoint the persons recommended by Beijing Hewstone and Beijing Decision to be its president, financial controller and other senior executives), termination, operations and financial management. In addition, the VIE agrees that it will not engage in any transactions that could materially affect their assets, liabilities, rights or operations without the prior consent of Beijing Hewstone and Beijing Decision.

Agreements that provide the WFOEs the option to purchase the equity interest in the VIE

Exclusive Option Agreement. Pursuant to the exclusive option agreements entered into on various dates, as amended on May 25, 2006, among the WFOEs, VIE and the shareholders of VIE, the shareholders of VIE are obligated to sell to the WFOEs, and the WFOEs have an exclusive, irrevocable and unconditional right to purchase, or cause the WFOEs' designated party to purchase, from such shareholders, in the WFOEs' sole discretion, part or of all of these shareholders' equity interests in VIE when and to the extent that applicable PRC law permits the WFOEs to own part or all of such equity interests in VIE. The purchase price to be paid by the WFOEs will be the minimum amount of consideration permitted by applicable PRC law at the time when such share transfer occurs.

As a result of these contractual arrangements, the WFOEs are the primary beneficiary of the VIE and the Company has consolidated the financial results of the VIE and its subsidiaries in its consolidated financial statements since the later of the date of inception or acquisition.

Risks in relation to the VIE structure

The Company believes that the WFOEs' contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable. The shareholders of the VIE are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and if the shareholders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE not to pay the service fees when required to do so.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, the WFOEs or the VIE.

Substantially all of the Group's business has been directly operated by (and as a result substantially all of the Group's revenues have been generated from) the VIE and its subsidiaries.

There are no consolidated VIE's assets that are collateral for the VIE's obligations and can only be used to settle the VIE's obligations.

In June 2009, the FASB issued an authoritative pronouncement to amend the accounting rules for VIE. The amendments effectively replace the quantitative-based risks and rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a VIE with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses of or the right to receive benefits from the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed when determining whether it has the power to direct the activities of the VIE that most significantly impact the entity's economic performance. The new guidance also requires additional disclosures about a reporting entity's involvement with VIE and about any significant changes in risk exposure as a result of that involvement.

The Group adopted the new guidance on June 1, 2010 and the disclosure requirements of the new guidance were retrospectively applied for all the periods presented in the financial statements.

As discussed above, the Company had consolidated VIE, under the authoritative literature prior to the amendment discussed above because it was the primary beneficiary of those entities. Because the Company, through its WFOEs, has (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the right to receive benefits from the VIE, it continues to consolidate the VIE upon the adoption of the new guidance which therefore, other than for additional disclosures, will have no accounting impact.

The following financial statement balances and amounts of the Company's VIE and VIE's subsidiaries were included in the accompanying unaudited condensed consolidated financial statements:

	As of May 31,
	2010	2011
	US $	US $
Total current assets	276,724	358,294
Total non-current assets	124,694	178,967

Total assets	401,418	537,261

Total current liabilities	164,178	276,918
Total non-current liabilities	137	1,081

Total liabilities	164,315	277,999

	Year ended May 31,
	2009	2010	2011
	US $	US $	US $
Net revenues	289,772	382,189	542,043
Net income	86,502	105,511	131,249
Net cash provided by operating activities	78,609	86,467	156,088
Net cash used in investing activities	(13,610)	(69,794)	(152,840)
Net cash provided by financing activities	—	—	—

Significant Accounting Policies	12 Months Ended
May 31, 2011
Significant Accounting Policies
Significant Accounting Policies
2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP").

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its majority owned subsidiaries and its VIE, New Oriental China and its subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include the valuation allowance for deferred tax assets, allowance for accounts receivable and other current assets, useful lives and impairment of property and equipment, impairment of trademark and goodwill, and share based compensation. Actual results could differ from those estimates.

Business combinations

Business combinations are recorded using the acquisition method of accounting. On June 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations. From June 1, 2009, the assets acquired, the liabilities assumed, and any non-controlling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Previously, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, from June 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings. For periods prior to June 1, 2009, contingent consideration was not recorded until the contingency was resolved.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when purchased.

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.

Short term investments

Short term investments consist of held-to-maturity investment with the maturity of less than one year. All of the Company's held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its held-to-maturity investments for other-than-temporary impairment ("OTTI") based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investments. OTTI below cost is recognized as a loss in the income statement.

Restricted cash

Restricted cash represents RMB deposits in bank accounts as deposits for establishing new school subsidiaries.

Allowance for doubtful accounts

Accounts receivable mainly represent amounts due from the customers of the Group's various subsidiaries. The Group provides an allowance for doubtful accounts equal to the estimated uncollectible amounts. The Group's estimates are based on historical collection experience and a review of the current status of accounts receivable and advances to suppliers. It is reasonably possible that the Group's estimate of the allowances for doubtful accounts will change. Accounts receivable and advances to suppliers are presented net of an allowance for doubtful accounts.

Inventory

Inventory is stated at the lower of cost (average weighted cost method) or market value.

Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives which are generally 50 years and represent the shorter of the estimated usage periods or the terms of the agreements.

Property and equipment, net

Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is calculated on a straight line basis over the following estimated useful lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease terms or estimated useful lives

Construction in progress

The Group constructs certain of its property and equipment. In addition to cost under the construction contracts, interest cost and external costs directly related to the construction of such facilities, including equipment installation and shipping costs, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not incur impairment losses on long-lived assets during the years ended May 31, 2009, 2010 and 2011.

Impairment of goodwill and indefinite-lived intangible assets

The Group reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable at least annually.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

The Group performs the annual impairment tests on May 31 of each year. The Group recognized an impairment loss of nil, US $76 and nil (Note 10) on goodwill and other intangible assets not subject to amortization for the years ended May 31, 2009, 2010 and 2011, respectively.

Acquired intangible assets with definite lives

Acquired intangible assets with definite lives consist of trademark, student base, license and coursewares, and are carried at cost, less accumulated amortization and impairment. Amortization of acquired intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected useful lives of the acquired assets. The weighted average amortization periods by major intangible assets class are as follows:

Trademark	10 years
Student base	5 years
License	3-20 years
Courseware	1 year

Long-term investments

For investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The management regularly evaluates the impairment of the cost method investment based on performance and the financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee's cash position, recent financings, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the difference between the investment's cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment. The Group did not incur impairment losses relating to long term investments during the years ended May 31, 2009, 2010 and 2011.

Revenue recognition

Revenue is recognized when earned and is reported net of business taxes, scholarships, and refunds. Business tax amounted to US $9,519, US $14,619 and US $18,966 for the years ended May 31, 2009, 2010 and 2011, respectively. The primary sources of the Company's revenues are as follows:

(a)	Educational programs and services

The educational programs and services consist of language training and test preparation courses, primary and secondary school education and college admission examination retaking training service. Tuition is generally paid in advance and is initially recorded as deferred revenue. Tuition revenue for educational programs and services is recognized proportionately as the instructions are delivered, and is reported net of scholarships, business taxes and related surcharges, and tuition refunds. Students are entitled to a short term course trial period which commences on the date the course begins. Tuition refunds are provided to students if they decide within the trial period that they no longer want to take the course. Tuition refunds have been insignificant in fiscal years 2009, 2010 and 2011. After the trial period, if a student withdraws from a class, usually no refunds will be provided and any collected but unearned portion of the fee is recognized at that time.

The Group also sells online-learning cards primarily to distributors at fixed price after deducting a pre-determined fixed discount to the face value of the cards. Online-learning card sales represent prepaid service fees received from students for e-learning services. The prepaid service fee is recorded as deferred revenue upon receiving the upfront payment. Revenue is recognized upon actual usage of the cards by the students based on the number of minutes the students use the e-learning services, of which the actual usage is tracked by us on an individual basis. Upon the expiration of the online-learning card, which ranges from six months to one year from the date of sale of the card to the distributor, the Group will recognize the remaining unused minutes as revenue.

(b)	Books and others

The Group sells educational books or other educational materials either through its own book stores or websites or through third party distributors. Revenue from sales made through the Group's book stores is recognized upon sales to customers. Revenue through distributors is recognized once the products are sold to the end customers.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated useful life.

Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were US $9,721, US $17,942 and US $21,376 for the years ended May 31, 2009, 2010 and 2011, respectively, and have been included as part of selling and marketing expenses.

Government subsidies

The Group reports government subsidies as miscellaneous income when received from local government authority and are not subject to future return, reimbursement on performance condition. Government subsidies received totaled US $303, US $251 and US $1,028 for the years ended May 31, 2009, 2010 and 2011, respectively.

Foreign currency translation

Effective December 1, 2007, the Group changed its reporting currency from Renminbi ("RMB") to United States dollars ("U.S. dollars"). Assets and liabilities are translated from each subsidiary's functional currency at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the year. Prior to December 1, 2007, the Company reported its consolidated balance sheets and consolidated statements of operations and shareholders' equity and cash flows in RMB. The related financial statements and corresponding notes prior to December 1, 2007 have been restated to reflect U.S. dollars ("US $") as the reporting currency for comparison to the financial results for the year ended May 31, 2008. The change in reporting currency is to better reflect the Company's performance and to improve investors' ability to compare the Company's financial results with other publicly traded companies in the education industry and to simplify the Group's earnings release presentation.

The functional currency of the Group excluding the Company and subsidiaries in Hong Kong is RMB. The functional currency of the Company and subsidiaries in Hong Kong is US $. Transactions in other currencies are recorded in each relevant entity's functional currency at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are re-measured into the applicable functional currencies at the prevailing rates of exchange on the balance sheet date. Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Transaction gains and losses are recognized in the consolidated statements of operations.

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents, restricted cash, and term deposits of the Group included aggregate amounts of US $335,111and US $383,572 at May 31, 2010 and 2011, respectively, which were denominated in RMB.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when valuing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group did not have any financial assets and liabilities or nonfinancial assets and liabilities that are measured at fair value on a recurring basis as of May 31, 2010 and 2011.

Fair value of financial instruments

The Group's financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, short term investments, accounts receivable and amounts due from/to related parties. The carrying amounts of cash and cash equivalents, term deposits, restricted cash, accounts receivable and amount due from/to related parties approximate their fair values due to the short-term maturities of these instruments. The fair value of amounts due from related parties, determined based on the present value using applicable discount rate, approximates the carrying value.

Net income per share

Basic net income per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

From June 1, 2007, the Group elected to adopt an authoritative accounting pronouncement under which the impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on such uncertain income taxes will be classified as a component of the provision for income taxes.

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported as a component of the consolidated statements of changes in equity and comprehensive income.

Share-based compensation

Share-based payment transactions with employees, such as share options, are measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis over the requisite service period, with a corresponding addition to paid-in capital. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Share awards issued to non-employees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods are received. The Group uses the Black-Scholes option pricing model to measure the value of options granted to non-employees and employees at each measurement date.

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, and accounts receivable. As of May 31, 2011, substantially all of the Group's cash and cash equivalents, term deposits, and restricted cash were managed by financial institutions with high-credit ratings and quality. Accounts receivable are typically unsecured and are derived from revenues earned from customers in PRC. The risk with respect to accounts receivables is mitigated by credit evaluations the Group performs on the Company's customers and ongoing monitoring process on outstanding balances. The Group did not have any customers constituting 10% or more of the consolidated net revenues and accounts receivable in fiscal years 2009, 2010 and 2011.

Noncontrolling interests

Effective June 1, 2009, the Company adopted the authoritative pronouncement issued by FASB, which establishes accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. It clarifies that a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity and should be reported as equity on the financial statements. It requires consolidated net income to be reported at amounts that include the amounts attributable to both the parent and the non-controlling interest. Furthermore, disclosure of the amounts of consolidated net income attributable to the parent and to the non-controlling interest is required on the face of the financial statements.

Recently adopted accounting pronouncements

In May 2009 and February 2010, the FASB issued an authoritative pronouncement regarding recognized and non-recognized subsequent events. This guidance establishes general standards of accounting for and disclosures of events that occur after the balance sheet date but before the financial statements are issued or are available to be issued. The guidance is effective on a prospective basis for fiscal years and interim periods beginning after June 15, 2009. The Group adopted this pronouncement effective June 1, 2010, which did not have a significant effect on its financial statement disclosures.

On June 12, 2009, the FASB issued an authoritative pronouncement, which changes how a company determines whether an entity should be consolidated when such entity is insufficiently capitalized or is not controlled by the company through voting (or similar rights). The determination of whether a company is required to consolidate an entity is based on, among other things, the entity's purpose and design and the company's ability to direct the activities of the entity that most significantly impact the entity's economic performance. The pronouncement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2009. The Group adopted this pronouncement effective June 1, 2010, which did not have a significant effect on its consolidated financial position or results of operations.

In January 2010, the FASB issued authoritative guidance to improve disclosures about fair value measurements. This guidance amends previous guidance on fair value measurements to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurement on a gross basis rather than a net basis as currently required. This guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. This guidance is effective for annual and interim periods beginning after December 15, 2009, except for the requirement to provide the level 3 activities of purchases, sales, issuances, and settlements on a gross basis, which will be effective for annual and interim periods beginning after December 15, 2010. Early application is permitted and in the period of initial adoption, entities are not required to provide the amended disclosures for any previous periods presented for comparative purposes. The Group adopted this pronouncement effective June 1, 2010, which did not have a significant impact on its financial condition or results of operations.

Recently issued accounting pronouncements not yet adopted

In April 2010, the FASB issued an authoritative pronouncement regarding the effect of denominating the exercise price of a share-based payment award in the currency of the market in which the underlying equity securities trades and that currency is different from (1) entity's functional currency, (2) functional currency of the foreign operation for which the employee provides services, and (3) payroll currency of the employee. The guidance clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades should be considered an equity award assuming all other criteria for equity classification are met. The pronouncement will be effective for interim and annual periods beginning on or after December 15, 2010, and will be applied prospectively. Affected entities will be required to record a cumulative catch-up adjustment for all awards outstanding as of the beginning of the annual period in which the guidance is adopted. The Group does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial position or results of operations.

In December 2010, the FASB issued an authoritative pronouncement on when to perform Step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts. The amendments in this update modify Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For public entities, the guidance is effective for impairment tests performed during entities' fiscal years (and interim periods within those years) that begin after December 11, 2010. Early adoption will not be permitted. The Group does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial position or results of operations.

In December 2010, the FASB issued an authoritative pronouncement on disclosure of supplementary pro forma information for business combinations. The objective of this guidance is to address diversity in practice regarding the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments affect any public entity as defined by Topic 805—Business Combinations that enters into business combinations that are material on an individual or aggregate basis. The amendments will be effective for business combinations consummated in periods beginning after December 15, 2010, and should be applied prospectively as of the date of adoption. Early adoption is permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition or results of operations.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition or results of operations.

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure - the guidance states that "premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity…) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement."

•

Fair value of an instrument classified in a reporting entity's shareholders' equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

•

For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

•	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospective and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition, results of operations, or its financial statement disclosures.

In September 2011, the FASB has issued an authoritative pronouncement related to Testing Goodwill for Impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition or results of operations.

Business Acquisition	12 Months Ended
May 31, 2011
Business Acquisition
Business Acquisition
3.	BUSINESS ACQUISITION

Acquisition of Mingshitang

On June 1, 2008, the Company acquired 60% equity interest in Mingshitang, which provided college admission examination training service for tutoring students who want to retake college admission examination, for a cash consideration of US $2,017. The acquisition allowed the Company to extend its brand to the large non-English test preparation market and provide synergies with the existing business. The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The purchase price was allocated as follows:

	US $	Weighted Average Amortization period
Cash	43
Other current assets	841
Property and equipment	94
Intangible assets
Trademark	375	10 years
Courseware	64	1 year
Goodwill (allocated to segment of language training and test preparation courses)	1,378
Other current liabilities	(461)
Deferred tax liabilities	(110)
Noncontrolling interest	(207)

Total	2,017

The tangible and intangible assets valuation for the acquisition described above was based on a valuation analysis provided by a third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected cash flows and replacement costs.

Acquisition of Tongwen

On September 1, 2008, the Company acquired a 100% equity interest in Changchun Tongwen Gaokao Training Education School and Changchun Tongwen High School, for an initial cash consideration of US $915. The acquisition provided college admission examination training service. Contingent consideration was paid to the selling shareholders in installments based on the student enrollment number of the acquired business for the periods from June 1, 2008 to April 10, 2010 and operation result for the year ended May 31, 2011, respectively. The total contingent consideration was US $926 in cash when all the contingent conditions are satisfied. The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. This initial purchase price of US $915 was allocated as at the date of acquisition as follows:

	US $	Weighted Average Amortization period
Cash	402
Other current assets	17
Property and equipment	2
Intangible assets
Trademark	294	10 years
Courseware	45	1 year
Goodwill (allocated to segment of language training and test preparation courses)	760
Other current liabilities	(520)
Deferred tax liabilities	(85)

Total	915

As contingent conditions of all the three installments were met, the respective contingent consideration for the corresponding installment of US $550, US $183 and US $193 (Note 10) was recognized as addition to the goodwill in fiscal years 2009, 2010 and 2011, respectively.

The tangible and intangible assets valuation for the acquisition described above was based on a valuation analysis provided by a third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected cash flows and replacement costs.

Acquisition of Newave

On September 1, 2010, the Company acquired a 100% equity interest in Shanghai Huangpu District Newave Education Training Center, a Shanghai based private school that specialized in tutoring English for K-12 students. The acquisition further extended the Company's market position in Shanghai. The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The purchase price was allocated as at the date of acquisition as follows:

	US $	Amortization period
Cash	72
Other current assets	448
Property and equipment	525
Intangible assets
Trademark	1,430	Indefinite
Courseware	9	1 year
Student base	2,897	5 years
License	7	3 years
Goodwill (allocated to segment of language training and test preparation courses)	5,537
Deferred revenue	(2,595)
Other current liabilities	(1,209)
Deferred tax liabilities	(1,086)

Total	6,035

Of the total consideration of US $6,035, the Company has paid US $1,792 as of May 31, 2011. The remaining balance of US $4,243 is contingent consideration, which is subject to adjustment based on Newave achieving certain performance targets during the period from September 1, 2010 to August 31, 2011. The contingent consideration was recognized as a liability and measured at its fair value at the acquisition date. Upon settlement, the contingent consideration amount can range between US $nil to US $11,577. Any subsequent change in fair value will be charged to consolidated statements of operations.

The tangible and intangible assets valuation for the acquisition described above was based on a valuation analysis provided by a third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected cash flows and replacement costs.

For the year ended May 31, 2011, Newave contributed US $4,757 to consolidated net revenues and had a net loss of US $15. The unaudited pro forma information of the acquisition as if the acquisition had occurred on June 1, 2010 and 2009 is not presented because the Group believes it is impracticable to do so.

Disposal Of Subsidiaries	12 Months Ended
May 31, 2011
Disposal Of Subsidiaries
Disposal Of Subsidiaries
4.	DISPOSAL OF SUBSIDIARIES

Disposal of Mingshitang

In April 2011, the Company sold 60% equity interest in Mingshitang to Mr. Ma Yonggang, the noncontrolling shareholder of Mingshitang, for a cash consideration of US $460, resulting in a loss of US $1,177. The loss on disposal was derived as follows:

US $
Cash consideration	460

Less:
Assets	2,738
Liabilities	(1,484)
Noncontrolling interest	383

Disposal loss	(1,177)

Disposal of Tomorrow Oriental

In May 2011, the Company sold 100% equity interest in Tomorrow Oriental to Mr. Huang Binliang, the general manager of Tomorrow Oriental, for a cash consideration of US $1,127, resulting in a loss of US $360. The loss on disposal was derived as follows:

US $
Cash consideration	1,127

Less:
Assets	1,969
Liabilities	(482)

Disposal loss	(360)

Short Term Investments	12 Months Ended
May 31, 2011
Short Term Investments
Short Term Investments
5.	SHORT-TERM INVESTMENTS

Short-term investments consist of various fixed-income financial products purchased from Chinese banks and trusts and are classified as held-to-maturity investments. The maturities of these financial products range from one month to less than one year, with stated interest rates ranging from 4.1% to 5.7%. All of the Company's held-to-maturity investments are stated at its amortized costs, which approximates fair value. It is classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates, which are less than one year.

Short-term investments consisted of the following:

	As of May 31,
	2010	2011
	US $	US $
Held-to-maturity investments	—	143,704

Allowance For Doubtful Accounts	12 Months Ended
May 31, 2011
Allowance For Doubtful Accounts
Allowance For Doubtful Accounts
6.	ALLOWANCE FOR DOUBTFUL ACCOUNTS

Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2010	2011
	US $	US $
Beginning balance	55	69
Charge during the year	27	47
Written-off	(13)	(56)

Ending balance	69	60

Inventory	12 Months Ended
May 31, 2011
Inventory
Inventory
7.	INVENTORY

Inventory consisted of the following:

	As of May 31,
	2010	2011
	US $	US $
Course materials	6,024	6,218
Publication	11,139	11,793

	17,163	18,011

A valuation allowance was not considered necessary because inventory was marked down to the lower of cost or market value, in the amount of US $155 and US $526, for the years ended May 31, 2010 and 2011, respectively.

Prepaid Expenses And Other Current Assets	12 Months Ended
May 31, 2011
Prepaid Expenses And Other Current Assets
Prepaid Expenses And Other Current Assets
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of May 31,
	2010	2011
	US $	US $
Advances to suppliers	2,048	7,115
Interest receivable	3,284	5,980
Prepaid advertising fees	963	1,314
Prepaid property taxes and other taxes	44	194
Prepaid rent	8,726	11,659
Receivable from disposal of Mingshitang	—	310
Receivable from exercise of options	—	155
Refundable deposit for school construction	59	154
Rental deposit	2,058	1,408
Staff advances	1,765	2,888
Value added taxes recoverable	1,276	1,076
Others	2,088	1,158

	22,311	33,411

Less: allowance for uncollectible advances to a supplier	155	163

	22,156	33,248

Staff advances are provided to staff for traveling and related use which are expensed as incurred. Others primarily included insurance fees, recruiting fees, maintenance fees, and other miscellaneous prepayments.

Changes in the allowance for advances to a supplier were as follows:

	As of May 31,
	2010	2011
	US $	US $
Beginning balance	154	155
Charge during the year	10	8
Written-off	(9)	—

Ending balance	155	163

Intangible Assets	12 Months Ended
May 31, 2011
Intangible Assets
Intangible Assets
9.	INTANGIBLE ASSETS

Intangible assets, net consist of the following:

	As of May 31,
	2010	2011
Costs:
Intangible assets with indefinite lives:
Trademark	240	1,756
Intangible assets with finite lives:
Trademark	675	310
Courseware	110	57
Student base	—	3,045
License	—	422

	1,025	5,590

Accumulated amortization:
Trademark	(128)	(85)
Courseware	(110)	(55)
Student base	—	(457)
License	—	(17)

	(238)	(614)

Net Carrying Amount:
Intangible assets with indefinite lives:
Trademark	240	1,756
Intangible assets with finite lives:
Trademark	547	225
Courseware	—	2
Student base	—	2,588
License	—	405

	787	4,976

In connection to the disposal of Mingshitang during the year ended May 31, 2011, certain finite life intangible assets were disposed of.

The amortization expenses for acquired intangible assets for the years ended May 31, 2010 and 2011 were US $79 and US $529. The Company expects to record amortization expenses of US $665, US $663, US $661, US $661 and US $204 for the next five years through May 31, 2016, respectively, and remaining US $366 will be amortized after 2016.

Goodwill	12 Months Ended
May 31, 2011
Goodwill
Goodwill
10.	GOODWILL

As of May 31, 2011
Gross amount:
Beginning balance	2,894
Contingent consideration of the acquisition of Tongwen	193
Acquisition of Newave	5,537
Disposal of Mingshitang	(1,378)
Exchange differences	342

Ending balance	7,588

Accumulated goodwill impairment loss:
Beginning balance	(76)
Disposal of Mingshitang	76

Ending balance	—

Goodwill, net as of May 31, 2011	7,588

Goodwill, net as of May 31, 2010	2,818

Property And Equipment, Net	12 Months Ended
May 31, 2011
Property And Equipment, Net
Property And Equipment, Net
11.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of May 31,
	2010	2011
	US $	US $
Buildings	88,303	104,994
Transportation equipment	5,432	6,177
Furniture and education equipment	28,191	38,794
Computer equipment and software	10,138	15,210
Leasehold improvements	32,252	56,961

	164,316	222,136
Less: accumulated depreciation and amortization	(47,417)	(64,523)
Construction in-process	1,219	2,808

	118,118	160,421

For the years ended May 31, 2009, 2010 and 2011, depreciation and amortization expenses were US $10,362, US $12,190 and US $16,407, respectively.

Land Use Rights, Net	12 Months Ended
May 31, 2011
Land Use Rights, Net
Land Use Rights, Net
12.	LAND USE RIGHTS, NET

Land use rights, net consisted of the following:

	As of May 31,
	2010	2011
	US $	US $
Land use rights	3,980	3,980
Less: accumulated amortization	(577)	(660)
Exchange differences	—	182

Land use rights, net	3,403	3,502

Amortization expenses for land use rights totaled US $81, US $81 and US $83 for the years ended May 31, 2009, 2010 and 2011, respectively. Future amortization expense is US $83 per year for each of the next five years through May 31, 2016.

Long Term Investment	12 Months Ended
May 31, 2011
Long Term Investment
Long Term Investment
13.	LONG TERM INVESTMENT

In December 2006, the Company acquired 20% interest in Talent Boom Group Ltd ("Talent Boom"). Since the Company has no representation on Talent Boom's board of directors, the Company's management concluded that the Company could not exercise significant influence over the operating and financial policies of Talent Boom. Accordingly, cost method is used to account for the investment.

Accrued Expenses And Other Current Liabilities	12 Months Ended
May 31, 2011
Accrued Expenses And Other Current Liabilities
Accrued Expenses And Other Current Liabilities
14.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2010	2011
	US $	US $
Accrued advertising fees	917	1,861
Accrued payroll	23,112	36,143
Accrued professional service fees	565	628
Amounts reimbursable to employees	2,129	3,030
Business taxes payable	3,969	5,221
Individual taxes withholding	1,661	2,299
Other taxes payable	121	353
Payable for acquisition of Tongwen	183	193
Payable for acquisition of Newave	—	4,243
Payable for purchase of property and equipment	3,374	7,475
Refundable deposit	554	1,203
Refundable incidental expenses received from students	3,354	5,865
Rent payable	1,262	2,531
Royalty fees payable	658	464
Value added taxes payable	205	623
Welfare payable	1,448	1,892
Others	1,326	2,978

Total	44,838	77,002

Royalty fees payable related to payments to content providers for on-line learning program. Amounts reimbursable to employees included traveling and the related expenses incurred by employee on behalf of the Group. Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation. Others primarily included transportation expenses, utility fees, property management fees, and other miscellaneous expenses payable.

Share-Based Compensation	12 Months Ended
May 31, 2011
Share-Based Compensation
Share-Based Compensation
15.	SHARE-BASED COMPENSATION

The following table summarizes information regarding share options and non-vested equity shares ("NES"):

Grant date	Share options and non-vested equity shares granted to date	Fair value of common shares	Exercise price	Intrinsic value
		US $	US $	US $
Share options:
February 28, 2006	7,099,500	1.00	2.02	—
July 21, 2006	1,620,000	1.15	2.38	—
September 7, 2006	100,000	5.41	3.75	1.66
March 5, 2007	3,946,500	8.74	8.75	—

Total	12,766,000

NES:
January 24, 2008	2,720,000	12.75	—	12.75
March 11, 2008	152,000	14.00	—	14.00
July 1, 2008	278,500	13.75	—	13.75
Oct 28, 2008	3,200	12.65	—	12.65
May 15, 2009	205,548	12.75	—	12.75
June 15, 2009	316,200	15.13	—	15.13
May 26, 2010	556,848	21.75	—	21.75

Total	4,232,296

In February 2007, October 2007, October 2008, March 2009 and January 2011, the Company transferred 4,000,000, 2,000,000, 3,000,000, 4,000,000 and 3,000,000 common shares, respectively, to its depositary bank, to be issued to employees and non-employees upon the exercise of their vested share options or upon the vesting of non-vested equity shares ("NES"). As of May 31, 2011, 9,273,900 common shares out of these 16,000,000 common shares had been issued to employees and non-employees upon the exercise of their share options and 2,305,976 NES had been issued to employees upon the vesting of their shares. 4,420,124 common shares remain for future issuance.

The estimated fair value of the ordinary shares underlying the options as of the grant dates was determined based on retrospective valuations. When estimating the fair value of the ordinary shares on the grant dates before the IPO of the Company, management has considered a number of factors while taking into account standard valuation methods and the achievement of certain events. After IPO, the closing market price of the ADS of the Company as of the grant date is used to derive the fair value of the ordinary shares on that date.

2006 Share Incentive Plan

On January 20, 2006, the Company adopted 2006 Share Incentive Plan, under which the Company may grant options to purchase up to 8,000,000 common shares of the Group, to its employees, directors and consultants. The number of common shares available for grant under the 2006 Share Incentive Plan may be increased annually by (i) an additional 5,000,000 shares on January 1, 2007, (ii) an additional 5,000,000 shares on January 1, 2008, and (iii) an annual increase in common shares to be added on the first business day of each calendar year beginning in 2009 equal to the lesser of (x) 3,000,000 shares, (y) two percent (2%) of total common shares outstanding as of such date, or (z) a lesser number of shares as determined by the Group's management. In the event the aggregate number of shares that may be issued in any given year under all share compensation plans has reached the maximum number of shares allowed in that year, the Company may grant additional awards up to 2,000,000 shares, or extra shares. The number of shares granted in excess of the annual maximum in any given year will result in the reduction of the maximum shares available for grant in the next year.

The exercise price of options is at least 100% of the fair value of the common shares on the date of the grant. The term of an option is up to ten years from the date of grant. The options generally vest over three years at six-month vesting increments per year.

As of May 31, 2011, options to purchase 2,255,492 common shares and 1,103,368 NES were outstanding. Options and NES to purchase 3,061,264 common shares were available for future grant.

The Company recorded share-based compensation of US $16,750, US $16,183 and 15,045 during the years ended May 31, 2009, 2010 and 2011, respectively.

Options

A summary of option activity under 2006 Share Incentive Plan as of May 31, 2010 and 2011 was as follows:

	Number of options	Weighted average exercise prices	Weighted average remaining contractual life	Aggregated intrinsic value
		US $		US $
Options outstanding at June 1, 2009	6,279,816	5.01
Exercised	(2,761,980)	4.50
Forfeited	(24,844)	7.71

Options outstanding at May 31, 2010	3,492,992	5.40	6.22 years	61,200

Options exercisable at May 31, 2010	3,492,992	5.40	6.22 years	61,200

Options outstanding at June 1, 2010	3,492,992	5.40
Exercised	(1,235,700)	5.33
Forfeited	(1,800)	2.02

Options outstanding at May 31, 2011	2,255,492	5.44	5.20 years	53,046

Options exercisable at May 31, 2011	2,255,492	5.44	5.20 years	53,046

The options have been fully vested and no option was granted in fiscal year 2009, 2010 and 2011. The total intrinsic value of options exercised during the years ended May 31, 2009, 2010 and 2011 were  $12,931,  $40,084 and  $25,114, respectively.

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions.

	2006	2007
Weighted average risk-free rate of return	3.82%	3.86%
Weighted average expected option life (year)	5.88	5.88
Weighted average volatility rate	50.5%	50.5%
Weighted average dividend yield	—	—

(a)	Volatility

Volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period similar to the expected term of the options.

(b)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(c)	Expected term

As the Company did not have historical share option exercise experience, it estimated the expected term as the average between the vesting term of the options and the original contractual term.

(d)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the employee share options.

(e)	Exercise price

The exercise price of the employee share options was determined by the Company's board of directors.

(f)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation. When estimating the fair value of the ordinary shares on the grant dates before the IPO of the Company, management has considered a number of factors while taking into account standard valuation methods and the achievement of certain events. After IPO, the closing market price of the ADS of the Company as of the grant date is used to derive the fair value of the ordinary shares on that date.

As of May 31, 2011, there was no unrecognized compensation expense related to unvested share-based compensation arrangement under the 2006 Share Incentive Plan.

NES

In January 2008, the Company granted 2,720,000 NES to employees (including an independent non-executive director) for free under 2006 Share Incentive Plan: Among 2,720,000 NES granted, 2,680,000 NES will become vested starting from February 2008 thereafter until August 2012. 20,000 NES will be vested in six equal batches every six months since February 2008 thereafter until August 2010 and the remaining 20,000 NES will be vested in four equal batches every six months since February 2008 thereafter until August 2009.

In March 2008, the Company granted 152,000 NES to employees which will become vested on April 20, 2009.

In July 2008, the Company granted 278,500 NES to employees which will become vested on August 1, 2009.

In October 2008, the Company granted 3,200 NES to employees which will become vested on December 1, 2009.

In May 2009, the Company granted 205,548 NES to employees which will become vested on June 30, 2010.

In June 2009, the Company granted 316,200 NES to employees which will become vested on August 30, 2010.

In May 2010, the Company granted 556,848 NES to employees which will become vested till June 2015.

The grant date fair value of NES was measured at the quoted market price of the Company's equity shares.

A summary of the status of the NES as of May 31, 2009, 2010 and 2011, and changes during the year ended May 31, 2009, 2010 and 2011 were presented below.

	Number of NES	Weighted- average grant day intrinsic value
At beginning of fiscal year 2009	1,909,624	12.85
Granted	487,248	13.32
Vested	(544,200)	13.08
Forfeited	(12,424)	13.88

At end of fiscal year 2009	1,840,248	12.90
Granted	873,048	19.35
Vested	(647,364)	13.13
Forfeited	(13,124)	12.75

At end of fiscal year 2010	2,052,808	15.57
Granted	—	—
Vested	(914,080)	13.61
Forfeited	(35,360)	19.93

At end of fiscal year 2011	1,103,368	17.05

As of May 31, 2011, there was US $8,141 of total unrecognized compensation cost related to NES arrangements granted under the 2006 Share Incentive Plan. The cost is expected to be recognized over a weighted-average period of 1.03 years. The total fair value of shares vested during the year ended May 31, 2011 was US $12,441.

Income Taxes	12 Months Ended
May 31, 2011
Income Taxes
Income Taxes
16.	INCOME TAXES

Significant components of provision for income taxes for the years ended May 31, 2009, 2010 and 2011 were as follows:

	Years ended May 31,
	2009	2010	2011
	US $	US $	US $
Current:
PRC	8,399	7,845	9,390

Deferred:
PRC	(1,143)	(1,871)	(1,154)

Total provision for income taxes	7,256	5,974	8,236

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to tax withholding in the Cayman Islands.

The subsidiaries of New Oriental China, which were registered as private schools (the "school-subsidiaries"), are subject to income taxes determined in accordance with The Law for Promoting Private Education (2003) where those school-subsidiaries registered as private schools not requiring reasonable returns (similar to a not-for-profit entity) are treated as public schools and are generally not subject to enterprise income taxes. School-subsidiaries that were registered as requiring reasonable returns (similar to a for-profit entity) are subject to enterprise income taxes but may be eligible for preferential tax treatment to be determined by the relevant taxing authorities. Prior to January 1, 2008 in certain cities, schools that were registered as requiring reasonable returns were subject to a 33% standard enterprise income tax, while in other cities, similar schools are subject to a 1.5% to 3.3% tax on gross receipts in lieu of the 33% standard enterprise income tax or exempted from the enterprise income tax. The subsidiaries of New Oriental China other than its school-subsidiaries were subjected the 33% standard enterprise income tax. On March 16, 2007, the National People's Congress adopted the Enterprise Income Tax Law (the "New EIT Law"), which became effective on January 1, 2008 and replaced the existing separate income tax laws for domestic enterprises and foreign-invested enterprises. Since January 1, 2008, schools that were registered as requiring reasonable returns are subject to a 25% standard enterprise income tax, except for those accepted as deemed profit method enterprises, or qualified for small-scale enterprises. The subsidiaries of New Oriental China other than its school-subsidiaries are subjected the 25% standard enterprise income tax.

In December 2008, under the New EIT regime, two of the four wholly-owned subsidiaries of the Company in the PRC, Beijing Decision and Beijing Hewstone, which were in the tax holiday of "3-year half rate" since January 1, 2008, were granted the status of high and new technology enterprise ("HNTE") in Beijing which would be effective for three years with effective from January 1, 2008. As a result, each of them believes that half reduction from the preferential tax rate of 15% can by enjoyed from January 1, 2008 to December 31, 2010 so long as it continues to qualify as a HNTE. New Oriental China and other wholly-owned subsidiaries of the Company are levied on a rate of 25% since January 1, 2008.

On April 21, 2010, the State Administration of Taxation issued Circular 157 Further Clarification on Implementation of Preferential EIT Rate during Transition Periods ("Circular 157"). Circular 157 seeks to provide additional guidance on the interaction of certain preferential tax rates under the transitional rules of the New EIT Law. Prior to Circular 157, the Group interpreted the law to mean that if an HNTE entity was in a tax holiday period, including "2-year exemption plus 3-year half rate", "5-year exemption plus 5-year half rate" and other tax exemptions and reductions, where it was entitled to a 50% reduction in the tax rate and was also entitled to a 15% rate of tax due to HNTE status under the New EIT Law, then it was entitled to pay tax at the rate of 7.5%. Circular 157 appears to have the effect that such an entity is entitled to pay tax at either the lower of 15% or 50% of the standard PRC tax rate (i.e. currently 25%). Circular 157 is unclear as to whether its effect is retrospective but the Group understands that the State Administration of Taxation has recently taken the position that the Circular applies only to tax years commencing from January 1, 2010.

In addition, the Group consulted the relevant local tax district and was confirmed that entities that qualify for "3-year exemption plus 3-year half rate" tax holiday as HNTEs and which are registered in the Zhongguancun High and New Technology industrial Zones of Beijing, notwithstanding Circular 157, will continue to pay tax at the rate of 7.5%. As a consequence, because relevant entities of the Group, Beijing Decision and Beijing Hewstone, enjoying "3-year exemption plus 3-year half rate" HTNE status are registered in the Zhongguancun High and New Technology industrial Zones of Beijing, the Group does not believe that Circular 157 has any effect on its tax position.

Beijing Pioneer has been granted "Software Enterprise" status and therefore was entitled to a two year exemption starting from the commencement of the profitable year 2010, followed by a 50% reduction in tax rates for the succeeding three years in accordance with the PRC Enterprise Income Tax Law ("EIT Law"). Shanghai Smart Words has also been granted "Software Enterprise" status and will be entitled to the same tax holiday with Beijing Pioneer starting from the commencement of the profitable year in the future.

The Group uses the liability method to account for income taxes. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group expects that the status of Beijing Decision and Beijing Hewstone as HNTE will be renewed for an additional three years beyond the initial three year period ending December 31, 2010. In addition, the temporary differences are expected to be reversed prior to the expiration of tax holiday of "3-year half rate", also ending December 31, 2010. Therefore, the deferred tax balances of the Group are calculated at a rate of 25% except for Beijing Decision and Beijing Hewstone, for which deferred tax balances are calculated at a rate of 15% for being HNTE and within tax holiday of "3-year half rate".

Significant components of the Group's deferred tax assets and liabilities were as follows as:

	As of May 31,
	2010	2011
	US $	US $
Current deferred tax assets
Allowance doubtful accounts	49	52
Accrued expenses	3,235	5,451

Total current deferred tax assets	3,284	5,503
Less: valuation allowance	(302)	(166)

Current deferred tax assets, net	2,982	5,337

Non-current deferred tax assets
Net operating loss carry-forwards	3,098	2,718
Pre-operating expenses	21	3

Total non-current deferred tax assets	3,119	2,721
Less: valuation allowance	(1,552)	(1,724)

Non-current deferred tax assets, net	1,567	997

Non-current deferred tax liabilities
Acquired intangible assets	(137)	(1,147)

Total non-current deferred tax liabilities	(137)	(1,147)

The Group operates through multiple subsidiaries and a VIE. The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIE may not be used to offset other subsidiaries' earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. Where a valuation allowance was not recorded, the Group believes that it was more likely than not that the deferred tax assets will be realized as it expects to generate sufficient taxable income in the future.

The Group had net operating loss carried forward of US $12,750 from certain subsidiaries of New oriental China for the year ended May 31, 2011 which will expire on various dates from May 31, 2012 to May 31, 2016.

A reconciliation of the effective tax rates from the 25% statutory tax rates was as follows for the years ended May 31, 2009, 2010 and 2011:

	Years ended May 31,
	2009	2010	2011
	%	%	%
Statutory tax rate	25.00	25.00	25.00
Effect of expenses not deductible for tax purposes	8.00	4.96	5.99
Effect of differential tax rate applicable to certain PRC school-subsidiaries other than tax exemption.	(0.33)	(0.56)	(0.83)
Effect of tax exemption granted to PRC subsidiaries	(21.85)	(23.43)	(22.63)
Changes in valuation allowance	(0.17)	1.18	(0.03)

Total provision for income taxes	10.65	7.15	7.50

If the tax holidays granted to Beijing Decision, Beijing Hewstone and certain school-subsidiaries of New Oriental China were not available, the Group's income tax expense would have increased by  $14,881,  $19,498 and  $24,842 for the years ended May 31, 2009, 2010 and 2011, respectively, and the basic net income per share attributable to the Company would have been decreased by  $0.10,  $0.13 and  $0.16 for the years ended May 31, 2009, 2010 and 2011, respectively.

Under the New Income Tax Law effective from January 1, 2008, the rules for determining whether an entity is resident in the PRC for tax purposes have changed and the determination of residence depends among other things on the "place of actual management". If the Group, or its non-PRC subsidiaries, were to be determined as PRC resident for tax purposes it, they, would be liable for tax in the PRC on worldwide income including the income arising in jurisdictions outside the PRC. Judging from the current business of the Group entities, the non-PRC resident entities will not be deemed as PRC resident companies.

If the Company were to be a non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries to their foreign investors, the withholding tax would be 10%, unless any such foreign investor's jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Group of approximately US $151,374 at May 31, 2011 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Group. The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

The Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future. It intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. As of May 31, 2011, the Group has not declared any dividends.

The Group did not identify significant unrecognized tax benefits for the years ended May 31, 2009, 2010 and 2011. The Group expects that the changes in the unrecognized tax benefits within the next twelve months would not be material.

Subsidiaries and VIE of the Company and the subsidiaries of the VIE are subject to taxation in China. Their tax years from 2007 to 2011 are subject to examination by the tax authorities.

Net Income Per Share	12 Months Ended
May 31, 2011
Net Income Per Share
Net Income Per Share
17.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended May 31,
	2009	2010	2011
	US $	US $	US $
Numerator used in basic and diluted net income per share:
Net income attributable to shareholders of the Company	61,016	77,789	101,774

Net income available for future distribution	61,016	77,789	101,774

Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	149,090,088	150,952,249	153,253,065

Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	4,438,295	3,879,384	2,818,768

Weighted average common shares outstanding used in computing diluted net income per share	153,528,383	154,831,633	156,071,833

Net income per share attributable to shareholders of the Company - basic	0.41	0.52	0.66

Net income per share attributable to shareholders of the Company - diluted	0.40	0.50	0.65

As of May 31, 2011, the Company transferred 16,000,000 common shares to its depositary bank to be issued to employees and non-employees upon the exercise of their vested share options and vesting of NES. Out of these 16,000,000 shares, 9,273,900 shares had been issued to the employees and non-employees upon exercise of their share options and 2,305,976 NES had been issued to employees upon vesting of their shares. 4,420,124 share option and NES remain available for future issuances, and have been excluded in computing basic and diluted net income per share.

Related Party Transaction	12 Months Ended
May 31, 2011
Related Party Transaction
Related Party Transaction
18.	RELATED PARTY TRANSACTION

The Group had the following balances with related parties:

			Amounts due from related parties - non-current As of May 31,		Amounts due to related parties - current As of May 31,
	Notes	Relationship	2010	2011	2010	2011
			US $	US $	US $	US $
Mr. Michael Yu Minhong	(1)	Director	—	—	14	—
Mr. Ma Yonggang	(2)	Employee	396	—	—	—

			396	—	14	—

(1)	Amount due to Mr. Michael Yu Minhong represented reimbursable expenses.
(2)	Amount due from Mr. Ma Yonggang, the principal of Mingshitang, represented an advance to him. The balance of amount due from related parties was written off in the year ended May 31, 2011.

All related party balances were non-interest bearing and unsecured with no fixed repayment terms.

Commitments	12 Months Ended
May 31, 2011
Commitments
Commitments
19.	COMMITMENTS

Operating leases

The Group leases offices, classroom, and warehouse facilities under operating leases. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases were as follows at May 31, 2011:

Continuing operations
US $
Years ending May 31:
2012	69,517
2013	63,306
2014	54,928
2015	43,198
2016	26,012
Thereafter	37,852

294,813

Rent expenses for all cancelable and non-cancelable leases were approximately US $36,743, US $46,856 and US $73,509 for the years ended May 31, 2009, 2010 and 2011, respectively.

Capital commitment

At May 31, 2011, future minimum capital commitments under non-cancelable construction premise were as follows:

US $
Capital commitment for the purchase of property and equipment	318
Capital commitment for leasehold improvements	1,191

Segment Information	12 Months Ended
May 31, 2011
Segment Information
Segment Information
20.	SEGMENT INFORMATION

The Group offers a wide range of educational programs, services and products consisting primarily of English and other foreign language training; test preparation courses for major admissions and assessment tests in the United States, the PRC, and the Commonwealth countries; primary and secondary school education; educational content distribution; software and other technology development and distribution; online education.

The Group's chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of separate operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group. Based on management's assessment, the Group has determined that it has six operating segments which are language training and test preparation, primary and secondary school education, on-line education, content development and distribution, post-secondary education and overseas study consulting services. Two of the six operating segments are identified as reportable segments which are language training and test preparation, and primary and secondary education. Online education, content development and distribution, post-secondary education and overseas study consulting services operating segments were aggregated as others because individually they do not exceed the 10% quantitative threshold.

The Group's chief operating decision maker evaluates performance based on each reporting segment's net revenue, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

For the year ended May 31, 2009

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US $	US $	US $	US $
Net revenues	255,842	8,620	28,105	292,567

Operating costs and expenses:
Cost of revenues	(96,567)	(5,631)	(9,400)	(111,598)
Selling and marketing	(26,870)	(263)	(7,573)	(34,706)
General and administrative	(42,500)	(2,774)	(4,599)	(49,873)
Unallocated corporate expenses	—	—	—	(35,470)

Total operating costs and expenses	(165,937)	(8,668)	(21,572)	(231,647)

Operating income (loss)	89,905	(48)	6,533	60,920

Segment assets	158,599	43,067	38,917	240,583
Unallocated corporate assets	—	—	—	228,819

Total assets	158,599	43,067	38,917	469,402

For the year ended May 31, 2010

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US $	US $	US $	US $
Net revenues	337,209	9,860	39,238	386,307

Operating costs and expenses:
Cost of revenues	(127,069)	(5,532)	(13,991)	(146,592)
Selling and marketing	(42,985)	(211)	(8,916)	(52,112)
General and administrative	(61,992)	(2,720)	(6,924)	(71,636)
Unallocated corporate expenses	—	—	—	(38,653)

Total operating costs and expenses	(232,046)	(8,463)	(29,831)	(308,993)

Operating income	105,163	1,397	9,407	77,314

Segment assets	229,900	43,542	61,708	335,150
Unallocated corporate assets	—	—	—	261,270

Total assets	229,900	43,542	61,708	596,420

For the year ended May 31, 2011

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US $	US $	US $	US $
Net revenues	485,563	13,766	58,543	557,872

Operating costs and expenses:
Cost of revenues	(191,375)	(6,398)	(23,952)	(221,725)
Selling and marketing	(62,320)	(637)	(13,469)	(76,426)
General and administrative	(104,391)	(4,145)	(10,672)	(119,208)
Unallocated corporate expenses	—	—	—	(43,475)

Total operating costs and expenses	(358,086)	(11,180)	(48,093)	(460,834)

Loss on disposal of subsidiaries				(1,537)

Operating income	127,477	2,586	10,450	95,501

Segment assets	312,198	47,821	76,227	436,246
Unallocated corporate assets	—	—	—	427,124

Total assets	312,198	47,821	76,227	863,370

The Company primarily operates in the PRC. All of the identifiable assets of the Company are located in the PRC.

Mainland China Contribution Plan And Profit Appropriation	12 Months Ended
May 31, 2011
Mainland China Contribution Plan And Profit Appropriation
Mainland China Contribution Plan And Profit Appropriation
21.	MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. The total contributions for such employee benefits were US $6,297, US $9,439 and US $16,865 for the years ended May 31, 2009, 2010 and 2011, respectively.

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company's subsidiaries, being foreign invested enterprises established in China, are required to provide for certain statutory reserves, namely general reserve, enterprise expansion reserve and staff welfare and bonus reserve, all of which are appropriated from net profit as reported in the Group's PRC statutory accounts. The Company's subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve fund until such fund has reached 50% of their respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of the Company's subsidiaries.

In accordance with the China Company Laws, New Oriental China and its subsidiaries must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserves, namely statutory surplus reserve, statutory public welfare reserve and discretionary surplus reserve. New Oriental China and its subsidiaries are required to allocate at least 10% of their after-tax profits to the statutory surplus reserve until the reserve reaches 50% of each entity's registered capital. Appropriation to the statutory public welfare fund is 5% to 10% of their after-tax profits as reported in the PRC statutory accounts. Effective from January 1, 2006, under the revised China Company Laws, appropriation to the statutory public welfare reserve is no longer mandatory. Appropriation to the discretionary surplus reserve is made at the discretion of the New Oriental China and its subsidiaries.

The general reserve and statutory surplus reserve are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. The staff welfare and bonus reserve and the statutory public welfare reserves are restricted to the capital expenditures for the collective welfare of employees. These reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except in the event of liquidation.

The Group transferred an aggregate of US $2,423, US $136 and US $3,097 to the statutory reserves during the years ended May 31, 2009, 2010 and 2011, respectively.

Restricted Net Assets	12 Months Ended
May 31, 2011
Restricted Net Assets
Restricted Net Assets
22.	RESTRICTED NET ASSETS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group's PRC VIE and subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of 10% of after-tax income should be set aside as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Group's PRC VIE and subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. Restricted net assets totaled approximately US $203,991 as of May 31, 2010 and US $285,792 as of May 31, 2011.

Subsequent Events	12 Months Ended
May 31, 2011
Subsequent Events
Subsequent Events
23.	SUBSEQUENT EVENTS

On 27 July, 2011, the Company submitted a request for arbitration to the China International Economic and Trade Arbitration Commission against the seller of Newave for the breach of contract and demanded full refund of the paid purchase consideration of US $1,792 from the former seller of Newave. The case was accepted in August 2011. Based on the opinion of legal counsel, the Company believes it is more likely than not to recoup the paid purchase consideration through the arbitration and the Company does not expect the arbitration to have material impact on the statement of operations.

In June and August 2011, the Company established two new school subsidiaries, Wulu Muqi New Oriental Short Training School and Tangshan New Oriental Short Training School, with share capital of US $386 and US $386 respectively.

On August 18, 2011, the Company effected a change in the ratio of ADSs to common shares from one ADS representing four common shares to one ADS representing one common share. The effect of ADS conversion ratio change has been retroactively reflected in consolidated financial statements.

Condensed Financial Information Of Parent Company	12 Months Ended
May 31, 2011
Condensed Financial Information Of Parent Company
Condensed Financial Information Of Parent Company

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Balance Sheets

(In thousands, except share and share data)

	As of May 31,
	2010	2011
	US $	US $
ASSETS

Current assets:
Cash and cash equivalents	51,728	53,887
Prepaid expense and other current assets	418	341
Amounts due from related parties	37,703	40,578

Total current assets	89,849	94,806
Investments in subsidiaries and VIE	340,307	480,503

Total assets	430,156	575,309

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities:
Accrued expenses and other current liabilities	308	330
Amounts due to related parties	2,281	756

Total current liabilities	2,589	1,086

Equity:
Common shares (US $0.01 par value; 300,000,000 shares authorized as of May 31, 2010 and 2011, respectively; 155,379,387 and 158,379,387 shares issued and outstanding as of May 31, 2010 and 2011, respectively)	1,518	1,540
Additional paid-in capital	164,975	186,585
Retained earnings	237,762	339,536
Accumulated other comprehensive loss	23,312	46,562

Total equity	427,567	574,223

Total liabilities and equity	430,156	575,309

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Operations

(In thousands)

	Years ended May 31,
	2009	2010	2011
	US $	US $	US $
Operating costs and expenses:
General and administrative	17,506	16,520	15,413

Total operating costs and expenses	17,506	16,520	15,413

Operating loss	(17,506)	(16,520)	(15,413)
Other expenses	—	(250)	—
Interest income	1,261	98	241
Equity in earnings of subsidiaries and variable interest entity	77,261	94,461	116,946

Net income	61,016	77,789	101,774

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company Statements of Equity and Comprehensive Income

(In thousands, except share data)

			Additional paid-in capital	Retained earnings	Accumulated other comprehensive income		Comprehensive income
						Total shareholders' equity
	Common shares
	Unrestricted shares	Amount
		US $	US $	US $	US $	US $	US $
Balance at June 1, 2008	152,197,907	1,503	177,794	98,957	20,426	298,680
Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	3,000,000	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	13	5,308	—	—	5,321
Non-vested equity shares vested	—	6	(6)	—	—	—
Share based compensation expense	—	—	16,750	—	—	16,750
Shares repurchase	(2,193,200)	(22)	(33,498)	—	—	(33,520)
Waived rental expense by a minority shareholder	—	—	22	—	—	22
Comprehensive income:
Net income	—	—	—	61,016	—	61,016	61,016
Foreign currency translation adjustment	—	—	—	—	2,977	2,977	2,977

Total comprehensive income							63,993

Balance at May 31, 2009	153,004,707	1,500	166,370	159,973	23,403	351,246

Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	4,000,000	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	28	12,408	—	—	12,436
Non-vested equity shares vested	—	6	(6)	—	—	—
Share based compensation expense	—	—	16,183	—	—	16,183
Shares repurchase	(1,625,320)	(16)	(29,980)	—	—	(29,996)
Comprehensive income:
Net income	—	—	—	77,789	—	77,789	77,789
Foreign currency translation adjustment	—	—	—	—	(91)	(91)	(91)

Total comprehensive income							77,698

Balance at May 31, 2010	155,379,387	1,518	164,975	237,762	23,312	427,567

Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	3,000,000	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	13	6,574	—	—	6,587
Non-vested equity shares vested	—	9	(9)	—	—	—
Share based compensation expense	—	—	15,045	—	—	15,045
Comprehensive income:
Net income	—	—	—	101,774	—	101,774	101,774
Foreign currency translation adjustment	—	—	—	—	23,250	23,250	23,250

Total comprehensive income							125,024

Balance at May 31, 2011	158,379,387	1,540	186,585	339,536	46,562	574,223

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Cash Flows

(In thousands)

	Years ended May 31,
	2009	2010	2011
	US $	US $	US $
Cash flows from operating activities:
Net income	61,016	77,789	101,774
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(77,261)	(94,461)	(116,946)
Share-based compensation expense	16,750	16,183	15,045
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	484	51	(31)
Accrued expenses and other current liabilities	(3,602)	(1,290)	303
Amounts due from/to related parties	(29,022)	3,113	(4,418)

Net cash provided by (used in) operating activities	(31,635)	1,385	(4,273)

Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share option	5,322	12,436	6,432
Cash paid for shares repurchase	(35,455)	(29,996)	—

Net cash used in financing activities	(30,133)	(17,560)	6,432

Net decrease in cash and cash equivalents	(61,768)	(16,175)	2,159
Cash and cash equivalents, beginning of year	129,671	67,903	51,728

Cash and cash equivalents, end of year	67,903	51,728	53,887

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Note to the Financial Statements

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIE.

2.	INVESTMENTS IN SUBSIDIARIES AND VIE

The Company and its subsidiaries and VIE were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company's stand-alone financial statements, its investments in subsidiaries and VIE were reported using the equity method of accounting. The Company's share of income and losses from its subsidiaries and VIE were reported as equity in earnings of subsidiaries and VIE in the accompanying parent company financial statements.

3.	INCOME TAXES

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

4.	RELATED PARTY TRANSACTIONS

The following represented related party balances as of May 31, 2010 and 2011:

	May 31,
	2010	2011
	US $	US $
Amount due from related parties:
Beijing Judgment	16,608	16,474
Beijing Hewstone	5,915	5,862
Beijing Decision	7,409	7,341
Winner Park	5	8
Smart Shine	5,005	8,007
Elite Concept Holdings Limited	2,761	2,886

	37,703	40,578

Amount due to related parties:
New Orietnal China	2,281	756

	2,281	756

All related party balances were non-interest bearing and unsecured.